Segment and Revenue by Geography and by Major Customer - Summary of Segment Reporting Information, by Segment (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Segment Reporting Information [Line Items]
Revenues	$ 70,684	$ 56,910	$ 60,041
Gross profit (Loss)	50,579	43,478	47,456
Research and development expenses	(46,875)	(44,725)	(52,704)
Sales and marketing expenses	(14,214)	(13,657)	(17,616)
General and administrative expenses	(16,556)	(7,884)	(5,120)
Segment operating profit (loss)	(27,066)	(22,788)	(27,984)
Financial income, net	929	3,300	2,443
Loss before taxes on income	(26,544)	(19,652)	(25,955)
Depreciation expenses	1,099	1,093	1,038
consolidated [Member]
Segment Reporting Information [Line Items]
Revenues	70,684	56,910	60,041
Gross profit (Loss)	50,579	43,478	47,456
Research and development expenses	46,875	44,725	52,704
Sales and marketing expenses	14,214	13,657	17,616
General and administrative expenses	16,556	7,884	5,120
Segment operating profit (loss)	(27,066)	(22,788)	(27,984)
Financial income, net	929	3,300	2,443
Loss before taxes on income	(26,137)	(19,488)	(25,541)
Depreciation expenses	1,099	1,093	1,038
Audio Video [Member]
Segment Reporting Information [Line Items]
Revenues	62,801	54,843	59,053
Gross profit (Loss)	48,909	43,609	47,699
Research and development expenses	14,054	13,116	20,257
Sales and marketing expenses	6,944	6,625	8,046
General and administrative expenses	8,322	4,064	2,569
Segment operating profit (loss)	19,589	19,804	16,827
Depreciation expenses	371	419	505
Automotive [Member]
Segment Reporting Information [Line Items]
Revenues	7,883	2,067	988
Gross profit (Loss)	1,670	(131)	(243)
Research and development expenses	32,821	31,609	32,447
Sales and marketing expenses	7,270	7,032	9,570
General and administrative expenses	8,234	3,820	2,551
Segment operating profit (loss)	(46,655)	(42,592)	(44,811)
Depreciation expenses	$ 728	$ 674	$ 533